UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22662

Investment Company Act File Number

Short Duration High Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Short Duration High Income Portfolio

July 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 92.9%

Security	Principal Amount (000’s omitted)	Value
Aerospace — 1.9%
Bombardier, Inc., 4.25%, 1/15/16(1)	$1,000	$1,042,500

		$1,042,500

Automotive & Auto Parts — 0.3%
General Motors Financial Co., Inc., 2.75%, 5/15/16(1)	$175	$174,672

		$174,672

Banks & Thrifts — 3.8%
Ally Financial, Inc., 0.00%, 6/15/15	$2,000	$1,857,500
Ally Financial, Inc., 3.50%, 7/18/16	200	201,656

		$2,059,156

Broadcasting — 0.3%
AMC Networks, Inc., 7.75%, 7/15/21	$120	$135,000

		$135,000

Building Materials — 3.4%
Interline Brands, Inc., 7.50%, 11/15/18	$1,000	$1,055,000
Interline Brands, Inc., 10.00%, 11/15/18(2)	750	813,750

		$1,868,750

Cable/Satellite TV — 2.4%
DISH DBS Corp., 4.625%, 7/15/17	$750	$763,125
Mediacom, LLC/Mediacom Capital Corp., 9.125%, 8/15/19	500	550,000

		$1,313,125

Capital Goods — 4.9%
Amsted Industries, Inc., 8.125%, 3/15/18(1)	$1,000	$1,067,500
Case New Holland, Inc., 7.875%, 12/1/17	500	588,750
CNH Capital, LLC, 3.875%, 11/1/15	1,000	1,032,500

		$2,688,750

Chemicals — 0.9%
Ashland, Inc., 3.00%, 3/15/16(1)	$500	$508,750

		$508,750

Consumer Products — 4.8%
Avon Products, Inc., 2.375%, 3/15/16	$1,000	$1,011,577
Scotts Miracle-Gro Co. (The), 6.625%, 12/15/20	1,500	1,614,375

		$2,625,952

Containers — 0.5%
BOE Merger Corp., 9.50%, 11/1/17(1)(2)	$250	$265,000

		$265,000

Diversified Financial Services — 20.2%
Air Lease Corp., 4.50%, 1/15/16	$1,000	$1,022,500
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16(1)	1,710	1,780,537
CIT Group, Inc., 4.75%, 2/15/15(1)	1,905	1,971,675
E*TRADE Financial Corp., 6.75%, 6/1/16	1,640	1,742,500
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.75%, 1/15/16	1,000	1,040,000
International Lease Finance Corp., 2.224%, 6/15/16(3)	500	497,500

Security	Principal Amount (000’s omitted)	Value
International Lease Finance Corp., 5.65%, 6/1/14	$435	$447,506
International Lease Finance Corp., 8.625%, 9/15/15	1,315	1,461,294
Nuveen Investments, Inc., 5.50%, 9/15/15	500	496,250
SLM Corp., 6.00%, 1/25/17	250	266,875
SLM Corp., 6.25%, 1/25/16	250	267,188

		$10,993,825

Energy — 6.0%
Chesapeake Energy Corp., 3.25%, 3/15/16	$1,000	$1,000,000
Chesapeake Energy Corp., 9.50%, 2/15/15	1,000	1,112,500
FTS International Services, LLC/FTS International Bonds, Inc., 8.125%, 11/15/18(1)	100	109,500
Seadrill, Ltd., 6.50%, 10/5/15	1,000	1,047,500

		$3,269,500

Entertainment/Film — 1.2%
Regal Entertainment Group, 9.125%, 8/15/18	$581	$644,910

		$644,910

Food/Beverage/Tobacco — 4.1%
Constellation Brands, Inc., 7.25%, 9/1/16	$1,000	$1,142,500
Michael Foods Group, Inc., 9.75%, 7/15/18	1,000	1,105,000

		$2,247,500

Gaming — 4.9%
CityCenter Holdings, LLC/CityCenter Finance Corp., 7.625%, 1/15/16	$500	$532,500
MGM Resorts International, 6.625%, 7/15/15	500	541,250
MGM Resorts International, 6.875%, 4/1/16	500	545,000
Studio City Finance, Ltd., 8.50%, 12/1/20(1)	1,000	1,065,000

		$2,683,750

Health Care — 3.5%
HCA, Inc., 6.375%, 1/15/15	$750	$794,062
HCA, Inc., 6.50%, 2/15/16	750	817,500
MPH Intermediate Holding Co. 2, 8.375%, 8/1/18(1)(2)	310	317,750

		$1,929,312

Homebuilders/Real Estate — 0.9%
iStar Financial, Inc., 3.875%, 7/1/16	$250	$248,750
Realogy Group, LLC/Sunshine Group Florida, Ltd. (The), 3.375%, 5/1/16(1)	250	251,250

		$500,000

Metals/Mining — 2.8%
FMG Resources (August 2006) Pty, Ltd., 7.00%, 11/1/15(1)	$1,500	$1,541,250

		$1,541,250

Paper — 2.7%
Boise Paper Holdings, LLC/Boise Finance Co., 9.00%, 11/1/17	$1,370	$1,453,913

		$1,453,913

Services — 1.4%
TransUnion Holding Co., Inc., 9.625%, 6/15/18(2)	$165	$179,850
United Rentals North America, Inc., 9.25%, 12/15/19	500	565,000

		$744,850

Super Retail — 8.8%
Claire’s Stores, Inc., 9.00%, 3/15/19(1)	$250	$282,812
Express, LLC/Express Finance Corp., 8.75%, 3/1/18	1,750	1,885,625
Michaels FinCo Holdings, LLC/Michaels FinCo, Inc., 7.50%, 8/1/18(1)(2)	190	192,850
New Academy Finance Co., LLC/New Academy Finance Corp., 8.00%, 6/15/18(1)(2)	1,295	1,340,325
Petco Animal Supplies, Inc., 9.25%, 12/1/18(1)	1,000	1,087,500

		$4,789,112

Technology — 1.4%
Avaya, Inc., 10.125%, 11/1/15	$500	$492,500
Ceridian Corp., 11.25%, 11/15/15	250	255,625

		$748,125

Security	Principal Amount (000’s omitted)	Value
Telecommunications — 9.6%
Digicel Group, Ltd., 10.50%, 4/15/18(1)	$1,000	$1,090,000
Digicel, Ltd., 8.25%, 9/1/17(1)	750	785,625
Intelsat Luxembourg SA, 6.75%, 6/1/18(1)	1,000	1,050,000
iPCS, Inc., 3.516%, 5/1/14(2)(3)	1,500	1,501,875
Sprint Nextel Corp., 6.00%, 12/1/16	250	266,250
Wind Acquisition Holdings Finance SA, 12.25%, 7/15/17(1)(2)	531	546,310

		$5,240,060

Utilities — 2.2%
AES Corp. (The), 9.75%, 4/15/16	$1,040	$1,222,000

		$1,222,000

Total Corporate Bonds & Notes (identified cost $50,425,822)		$50,689,762

Senior Floating-Rate Interests — 4.7%(4)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Technology — 1.8%
First Data Corp., Term Loan, 4.19%, Maturing 3/24/17	$1,000	$1,001,696

		$1,001,696

Telecommunications — 2.9%
Lonestar Intermediate Super Holdings, LLC, Term Loan, 11.00%, Maturing 9/2/19	$1,500	$1,575,000

		$1,575,000

Total Senior Floating-Rate Interests (identified cost $2,602,063)		$2,576,696

Short-Term Investments — 1.0%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(5)	$562	$562,222

Total Short-Term Investments (identified cost $562,222)		$562,222

Total Investments — 98.6% (identified cost $53,590,107)		$53,828,680

Other Assets, Less Liabilities — 1.4%		$747,457

Net Assets — 100.0%		$54,576,137

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2013, the aggregate value of these securities is $16,470,806 or 30.2% of the Portfolio’s net assets.

(2)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(3)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2013.

(4)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(5)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2013 was $1,024.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$53,570,315

Gross unrealized appreciation	$503,735
Gross unrealized depreciation	(245,370)

Net unrealized appreciation	$258,365

The Portfolio did not have any open financial instruments at July 31, 2013.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$50,689,762	$—	$50,689,762
Senior Floating-Rate Interests	—	2,576,696	—	2,576,696
Short-Term Investments	—	562,222	—	562,222
Total Investments	$—	$53,828,680	$—	$53,828,680

At July 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Short Duration High Income Portfolio

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	September 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	September 23, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 23, 2013